Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Administrative expenses
Depreciation	$ 353,115	$ 386,845	$ 421,983
Consulting	1,159,991	938,569	805,943
Directors' fees	111,625	111,625	186,826
Office and general	185,268	121,757	197,457
Shareholder information	378,177	343,658	476,285
Professional fees	1,666,920	845,924	754,738
Salaries and benefits	718,669	605,659	458,700
Share based payments	236,000	1,598,883	1,772,663
Travel and accommodation	43,052	24,335	31,267
Operating expense	(4,852,817)	(4,977,255)	(5,105,862)
Other income (expenses)
Foreign exchange gain	(207,042)	126,583	161,593
Interest, net	(17,784)	(15,518)	(22,528)
Interest accretion	(988,530)	(819,060)	(725,696)
Accretion on asset retirement obligation	(11,261)	(11,086)	(10,934)
Finance costs	(605,775)	(549,213)	(347,418)
Exploration costs	(190,786)	(22,625)	(53,194)
Interest on leases	(10,248)	(10,034)	(24,362)
Gain (loss) on disposal of property, plant and equipment		(775)	2,030
Loss on settlement of lawsuit	(154,316)	(95,241)
Loss on shares issued for settlement of debt		(522,226)	(141,108)
Write off of mineral properties and deferred exploration costs	(22,229,752)		(124,717)
Withholding tax costs	(49,206)	(947)	(41,916)
Net loss	(29,317,517)	(6,897,397)	(6,434,112)
Other comprehensive loss
Foreign currency translation	641,879	1,420,443	(2,176,352)
Comprehensive loss	(28,675,638)	(5,476,954)	(8,610,464)
Parent	(29,198,724)	(6,697,382)	(5,965,758)
Non-controlling interests	(118,793)	(200,015)	(468,354)
Net loss	(29,317,517)	(6,897,397)	(6,434,112)
Parent	(28,964,484)	(6,116,153)	(7,983,689)
Non-controlling interests	288,846	639,199	(626,775)
Comprehensive income	$ (28,675,638)	$ (5,476,954)	$ (8,610,464)
Loss per share - basic and diluted attributable to Parent (in CAD per share)	$ (0.22)	$ (0.06)	$ (0.05)
Weighted average # of shares outstanding - basic and diluted (in shares)	136,050,492	122,905,190	117,699,647